UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

OBX 2026-R1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

This Form ABS-15G/A amends the Form ABS-15G filed by Onslow Bay Funding LLC on February 20, 2026 (the “Original Filing”) relating to OBX 2026-R1 Trust and is being filed solely to update the hyperlinks that were included in the Original Filing by replacing the findings and conclusions set forth under Item 2.01 therein with the following:

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are incorporated by reference to the Form ABS-15Gs filed by Onslow Bay Funding LLC (i) on December 21, 2022 (EDGAR Filing Documents for 0001213900-22-081685) with respect to the OBX 2023-NQM1 Trust (the “OBX 2023-NQM1 Prior Filing”) and (ii) on February 13, 2023 (EDGAR Filing Documents for 0001213900-23-010732) with respect to the OBX 2023-NQM2 Trust (the “OBX 2023-NQM2 Prior Filing” and together with the OBX 2023-NQM1 Prior Filing, the “Prior Filings”). The OBX 2023-NQM1 Prior Filing provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the OBX 2023-NQM1 securitization transaction (the “OBX 23-NQM1 Prior Transaction”). The OBX 2023-NQM2 Prior Filing provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the OBX 2023-NQM2 securitization transaction (the “OBX 23-NQM2 Prior Transaction” and together with the OBX 23-NQM1 Prior Transaction, the “Prior Transactions”).  Each of the Prior Filings for the related Prior Transaction is incorporated by reference solely to the extent it relates to those mortgage loans that were included in the related Prior Transactions and will be included in the OBX 2026-R1 transaction (which mortgage loans will be separately identified to investors in the related offering document for the securities to be issued by OBX 2026-R1 Trust).

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to the Prior Filings. Please see the Exhibit Index in the Prior Filings for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

Date: February 20, 2026	/s/ Michael Fania
	Name:	Michael Fania
	Title:	Authorized Signatory